Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill	Intangible Assets and Goodwill
The following table provides a summary of the Company’s intangible assets for the twelve months ended December 31, 2022 and 2021:

	Twelve Months Ended December 31, 2022
	Beginning of the Year	Additions/(Disposals)	Amortization	Impairment	End of the Year
	($ in millions)
Intangible Assets
Trademarks	$1.3	$—	$(0.1)	$—	$1.2
Insurance Licenses	16.7	—	—	—	16.7
Goodwill	3.9	—	—	—	3.9
Total	$21.9	$—	$(0.1)	$—	$21.8

	Twelve Months Ended December 31, 2021
	Beginning of the Year	Additions/(Disposals)	Amortization	Impairment	End of the Year
	($ in millions)
Intangible Assets
Trademarks	$1.6	$—	$(0.3)	$—	$1.3
Agency Relationships	0.6	—	(0.6)	—	—
Insurance Licenses	16.7	—	—	—	16.7
Goodwill	3.9	—	—	—	3.9
Total	$22.8	$—	$(0.9)	$—	$21.9
Aspen’s intangible assets relate to trademarks, contracts to sell products through independent broker and agents (Agency Relationships), an agreement for renewal rights with Liberty Specialty Markets Limited, non-compete agreements and licenses to trade in the U.S. and U.K.
In 2010, the Company acquired licenses with a value of $10.0 million. The total value of the licenses as at December 31, 2022 was $16.7 million. This includes $4.5 million of acquired licenses held by Aspen Specialty and $2.1 million of acquired licenses held by Aspen UK. The insurance licenses are considered to have an indefinite life and are not being amortized.
In addition, Aspen has recognized goodwill of $2.1 million on the acquisition of equity voting interest of Blue Waters, a specialist marine insurance agency in October 2016 and of $1.8 million on the purchase in January 2017 of 49% share of Digital Re, a digital risk and specialty insurer.
The “Aspen” trademark, valued at $1.2 million, goodwill and insurance licenses are considered to have an indefinite life and are tested annually for impairment or when events or changes in circumstances indicate that these assets might be impaired. For the years ended December 31, 2022 and December 31, 2021, the Company performed its annual qualitative assessment and determined that it was more likely than not that these were not impaired.